UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Capital Reserves Class : FZAXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 48	0.95%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915061.100    2739-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Money Market Fund Fidelity® Money Market Fund : SPRXX

This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$118,680,964,291
Number of Holdings	284
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.8
8-30	6.1
31-60	6.8
61-90	8.8
91-180	3.2
>180	0.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (2.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915054.100    454-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity Flex® Government Money Market Fund Fidelity Flex® Government Money Market Fund : FLGXX

This semi-annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$144,051,394
Number of Holdings	133
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	50.7
8-30	9.1
31-60	15.7
61-90	7.1
91-180	12.6
>180	2.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915086.100    2897-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class S : FZSXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915067.100    6461-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class K6 : FNBXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915065.100    3067-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series Treasury Bill Index Fund Fidelity® Series Treasury Bill Index Fund : FHQFX

This semi-annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,431,850,404
Number of Holdings	18
Portfolio Turnover	0%A
A Amount represents less than 1%
What did the Fund invest in?
(as of October 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	99.9

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	99.9
99.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915092.100    3224-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund : FDLXX

This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$6,684,674,417
Number of Holdings	47
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	14.6
8-30	31.3
31-60	23.5
61-90	10.5
91-180	18.7
>180	1.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915052.100    415-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Daily Money Class : FZBXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915062.100    2740-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Advisor M Class : FZGXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915064.100    3018-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund : SPAXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915066.100    458-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Premium Class : FZCXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 16	0.32%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.0
8-30	9.4
31-60	11.8
61-90	5.9
91-180	16.1
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915063.100    2741-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class : FZDXX

This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$118,680,964,291
Number of Holdings	284
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.8
8-30	6.1
31-60	6.8
61-90	8.8
91-180	3.2
>180	0.2

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (2.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915053.100    2738-TSRS-1224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Money Market Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Money Market Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 13.3%
	Maturity Amount ($)	Value ($)
In a joint trading account at 4.88% dated 10/31/24 due 11/1/24 (Collateralized by (U.S. Government Obligations):
4.88% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations)#	11,584,279,013	11,582,709,000
4.88% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations)#	55,400,509	55,393,000
With:
ABN AMRO Bank NV at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $513,129,571, 0.38% - 7.00%, 12/1/26 - 7/1/54)	503,068,184	503,000,000
Bank of America NA at 5.08%, dated 9/4/24 due 12/31/24 (Collateralized by U.S. Government Obligations valued at $220,066,501, 2.50% - 4.50%, 4/1/42 - 9/1/51)	217,563,338	214,000,000
Barclays Bank PLC at:
4.85%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $430,939,344, 4.50% - 6.19%, 9/20/52 - 7/20/54)	421,397,026	421,000,000
4.86%, dated 10/10/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $336,576,673, 3.50% - 4.00%, 9/20/51 - 2/20/54)	330,288,035	329,000,000
BMO Capital Markets Corp. at 4.75%, dated 10/16/24 due 11/7/24 (Collateralized by Mortgage Loan Obligations valued at $452,092,408, 0.00% - 6.25%, 11/25/54)	440,831,792	438,000,000
BMO Harris Bank NA at:
4.74%, dated 10/22/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $517,740,796, 0.13% - 6.65%, 2/20/49 - 11/20/72)	504,776,060	502,000,000
4.77%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $341,697,945, 3.50% - 6.49%, 7/20/48 - 1/20/73)	332,842,015	331,000,000
4.79%, dated 10/17/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $258,013,928, 4.00% - 6.19%, 4/20/52 - 8/20/72)	251,064,444	250,000,000
BNP Paribas, SA at:
4.69%, dated 10/28/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $340,900,641, 0.00% - 8.00%, 3/31/26 - 4/20/71)	335,392,409	334,000,000
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $854,816,428, 0.00% - 8.00%, 1/15/27 - 8/20/64)	837,418,473	834,000,000
4.84%, dated 9/3/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $502,934,790, 0.00% - 8.04%, 7/1/25 - 8/20/64) (a)(b)(c)	491,945,938	486,000,000
BofA Securities, Inc. at:
4.71%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $225,115,980, 2.00% - 7.00%, 12/1/31 - 7/1/54)	222,230,925	220,500,000
4.77%, dated 10/2/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $378,900,165, 1.50% - 7.50%, 8/15/25 - 4/20/64)	372,990,525	370,000,000
4.8%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $658,106,176, 0.00% - 7.50%, 2/18/25 - 6/20/70)	646,661,867	644,000,000
4.82%, dated 10/2/24 due 12/2/24 (Collateralized by U.S. Government Obligations valued at $1,212,530,848, 0.00% - 8.00%, 11/1/24 - 9/20/73)	1,193,669,991	1,184,000,000
4.88%, dated:
10/28/24 due 1/28/25 (Collateralized by U.S. Government Obligations valued at $224,521,924, 1.50% - 7.50%, 4/1/25 - 9/15/59) (a)(b)(c)	222,743,645	220,000,000
10/30/24 due 1/30/25 (Collateralized by U.S. Government Obligations valued at $977,425,190, 0.00% - 9.50%, 5/1/25 - 2/20/69) (a)(b)(c)	969,947,328	958,000,000
4.9%, dated:
9/4/24 due 12/4/24 (Collateralized by U.S. Government Obligations valued at $110,031,583, 1.50% - 8.00%, 4/1/26 - 6/20/73) (a)(b)(c)	108,325,314	107,000,000
9/6/24 due 12/6/24 (Collateralized by U.S. Government Obligations valued at $438,966,490, 1.50% - 8.00%, 8/1/26 - 10/20/72) (a)(b)(c)	432,288,869	427,000,000
4.91%, dated 8/16/24 due 11/29/24 (Collateralized by U.S. Government Obligations valued at $532,136,275, 1.25% - 7.81%, 12/21/26 - 6/20/69) (a)(b)(c)	523,389,551	516,000,000
5.14%, dated 8/27/24 due 11/27/24 (Collateralized by U.S. Government Obligations valued at $221,366,537, 2.00% - 7.00%, 6/1/30 - 9/20/64)	217,824,144	215,000,000
5.29%, dated 8/1/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $339,082,879, 2.27% - 8.00%, 6/1/25 - 8/1/54)	332,434,196	328,000,000
CIBC Bank U.S.A. at:
4.76%, dated 10/21/24 due 11/7/24
(Collateralized by U.S. Government Obligations valued at $716,060,018, 0.13% - 7.00%, 11/25/24 - 10/1/54)	703,780,633	701,000,000
(Collateralized by U.S. Government Obligations valued at $102,148,367, 0.13% - 6.50%, 3/31/26 - 10/1/54)	100,396,667	100,000,000
4.81%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $430,477,447, 0.00% - 7.00%, 3/31/26 - 10/1/54)	422,687,508	421,000,000
4.91%, dated 9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $21,990,006, 0.00% - 7.00%, 7/15/25 - 12/20/70)	21,143,208	21,000,000
Citibank NA at 4.85%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $513,198,273, 0.38% - 8.00%, 11/30/24 - 12/20/63)	503,474,357	503,000,000
Citigroup Global Capital Markets, Inc. at:
4.78%, dated 10/30/24 due 12/31/24 (Collateralized by U.S. Government Obligations valued at $900,899,268, 4.50% - 7.00%, 11/15/33 - 7/1/54)	890,269,052	883,000,000
4.83%, dated:
10/23/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $1,121,312,396, 4.50% - 7.50%, 9/30/25 - 8/1/54)	1,107,133,530	1,098,000,000
10/24/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $449,281,789, 5.00% - 7.00%, 9/30/25 - 8/1/54)	443,601,033	440,000,000
4.85%, dated 10/30/24 due 11/6/24 (Collateralized by Mortgage Loan Obligations valued at $770,864,987, 0.00% - 7.65%, 11/1/25 - 9/1/54)	755,712,007	755,000,000
4.9%, dated 10/11/24 due 12/12/24 (Collateralized by U.S. Government Obligations valued at $881,753,185, 4.50% - 7.00%, 11/15/33 - 9/1/54)	869,274,322	862,000,000
Ficc Bony Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,716,660,000, 1.50% - 7.50%, 9/1/34 - 6/1/57)	1,683,228,140	1,683,000,000
Goldman Sachs & Co. at:
4.84%, dated:
10/29/24 due 11/5/24 (Collateralized by U.S. Government Obligations valued at $1,538,780,391, 1.50% - 7.50%, 8/1/26 - 6/15/64)	1,509,419,196	1,508,000,000
10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $1,709,979,671, 2.00% - 7.50%, 4/1/27 - 12/15/66)	1,677,577,302	1,676,000,000
4.85%, dated 10/25/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $3,415,117,613, 1.50% - 7.50%, 11/1/25 - 2/15/64)	3,348,154,521	3,345,000,000
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $1,709,750,786, 1.50% - 7.50%, 12/1/26 - 8/20/64)	1,677,583,820	1,676,000,000
ING Financial Markets LLC at 4.89%, dated:
9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $983,893,387, 1.50% - 7.50%, 1/1/26 - 10/1/54)	965,513,208	959,000,000
9/20/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $326,210,474, 4.50% - 6.50%, 8/1/52 - 6/1/54)	320,116,555	318,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.89%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Government Obligations valued at $1,399,406,235, 1.50% - 7.50%, 11/25/24 - 11/1/54)	1,379,563,240	1,364,000,000
MUFG Securities (Canada), Ltd. at 4.89%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Government Obligations valued at $305,735,418, 0.13% - 6.50%, 3/31/25 - 10/20/54)	301,400,180	298,000,000
Pnc Bank NA (GOV REPO) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $84,671,477, 2.00%, 3/1/36)	83,011,251	83,000,000
RBC Dominion Securities at 4.85%, dated 10/29/24 due 11/5/24 (Collateralized by U.S. Government Obligations valued at $341,962,343, 0.00% - 7.00%, 11/14/24 - 10/1/54)	335,315,924	335,000,000
RBC Financial Group at 4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $3,341,777,368, 0.00% - 8.00%, 11/15/24 - 9/20/64)	3,270,930,750	3,249,000,000
SMBC Nikko Securities America, Inc. at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $412,138,802, 1.50% - 6.50%, 12/15/26 - 8/1/56)	404,054,764	404,000,000
TD Securities (U.S.A.) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $769,184,253, 1.50% - 7.00%, 10/1/31 - 1/1/59)	754,102,209	754,000,000
Wells Fargo Securities, LLC at:
4.79%, dated 10/21/24 due 11/21/24 (Collateralized by U.S. Government Obligations valued at $1,122,620,679, 6.50%, 1/1/54)	1,103,533,070	1,099,000,000
4.89%, dated 9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $874,115,918, 1.50% - 7.00%, 3/1/25 - 11/1/54)	857,786,500	852,000,000
5%, dated 9/16/24 due 11/15/24 (Collateralized by U.S. Government Obligations valued at $438,322,617, 2.00% - 6.50%, 4/1/25 - 11/1/54)	430,558,333	427,000,000
5.17%, dated 8/26/24 due 11/26/24 (Collateralized by U.S. Government Obligations valued at $440,760,556, 2.00% - 7.00%, 3/1/26 - 11/1/54)	433,654,831	428,000,000
5.21%, dated 8/19/24 due 11/19/24 (Collateralized by U.S. Government Obligations valued at $887,625,249, 1.50% - 7.50%, 11/1/27 - 11/1/54)	872,463,737	861,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $48,572,602,000)		48,572,602,000

U.S. Treasury Repurchase Agreement - 27.0%
	Maturity Amount ($)	Value ($)
With:
BMO Harris Bank NA at 4.84%, dated 10/10/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $149,360,563, 0.50% - 4.50%, 3/31/26 - 12/31/28)	146,510,351	146,000,000
BNP Paribas, SA at:
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $3,403,993,744, 0.25% - 6.38%, 1/31/25 - 5/15/54)	3,341,626,773	3,328,000,000
4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $4,842,226,640, 0.00% - 5.38%, 12/5/24 - 5/15/54)	4,745,754,028	4,714,000,000
4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,062,749,769, 0.38% - 4.75%, 11/30/25 - 11/15/53)	1,040,353,502	1,036,000,000
BofA Securities, Inc. at:
4.69%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Treasury Obligations valued at $386,932,600, 0.25% - 4.88%, 7/31/25 - 4/30/26)	381,962,517	379,000,000
4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $89,112,947, 1.75% - 4.50%, 3/15/25 - 3/31/26)	87,365,593	87,000,000
CIBC Bank U.S.A. at:
4.75%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $309,373,759, 0.00% - 4.75%, 11/29/24 - 5/15/54)	303,233,964	302,000,000
4.8%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $593,963,284, 0.75% - 4.88%, 1/31/25 - 8/15/53)	583,401,467	581,000,000
4.84%, dated:
10/7/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $120,821,665, 0.75% - 4.63%, 3/31/25 - 2/15/54)	118,507,662	118,000,000
10/15/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $90,987,523, 0.75% - 4.88%, 1/15/26 - 2/15/52)	89,251,277	89,000,000
Citigroup Global Capital Markets, Inc. at 4.82%, dated 10/24/24 due 12/24/24 (Collateralized by U.S. Treasury Obligations valued at $885,287,320, 0.00% - 4.50%, 5/15/25 - 11/15/33)	874,080,982	867,000,000
Credit AG at:
4.84%, dated:
10/8/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $74,700,316, 3.75%, 8/31/26)	73,304,248	73,000,000
10/11/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $76,716,060, 4.13%, 7/31/31)	75,282,333	75,000,000
10/16/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $153,329,167, 3.50%, 2/15/33)	150,463,833	150,000,000
4.85%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $153,288,579, 3.50% - 4.00%, 2/15/33 - 2/15/34)	150,424,375	150,000,000
4.86%, dated 10/2/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $150,547,347, 4.00%, 2/15/34)	147,654,885	147,000,000
FICC ACAFB Repo Program at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $6,072,810,427, 0.38% - 4.88%, 12/31/25 - 8/15/43)	5,907,795,804	5,907,000,000
4.86%, dated 11/1/24 due 11/4/24 (d)	5,906,391,120	5,904,000,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,055,274,958, 0.00% - 5.00%, 4/24/25 - 11/15/49)	1,034,139,877	1,034,000,000
Ficc Citi Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,795,178,875, 0.38% - 6.63%, 11/30/25 - 5/15/54)	2,740,371,422	2,740,000,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $931,368,161, 2.88% - 3.75%, 4/30/30 - 5/15/32)	913,123,255	913,000,000
4.87%, dated 11/1/24 due 11/4/24 (d)	913,370,526	913,000,000
4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,174,264,860, 4.00% - 4.63%, 8/15/26 - 3/31/31)	2,130,288,733	2,130,000,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,552,380,954, 0.63% - 4.50%, 10/31/26 - 11/15/33)	1,521,206,180	1,521,000,000
Ficc Nomura Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,017,833,553, 0.00% - 5.00%, 11/12/24 - 2/15/34)	1,978,268,129	1,978,000,000
Fixed Income Clearing Corp. - BNP at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,944,565,961, 0.00% - 5.25%, 5/15/25 - 8/15/54)	4,847,613,686	4,846,958,000
Fixed Income Clearing Corp. - BNYM at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $21,766,123,770, 0.00% - 6.13%, 12/24/24 - 5/15/54)	21,342,223,738	21,339,337,000
Fixed Income Clearing Corp. - SSB at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,484,966,148, 1.38% - 4.13%, 11/15/31 - 2/15/34)	2,436,328,183	2,436,000,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $13,598,096,192, 1.00% - 4.88%, 4/30/28 - 11/30/28)	13,340,804,470	13,339,000,000
Goldman Sachs & Co. at 4.84%, dated:
9/13/24 due:
11/5/24 (Collateralized by U.S. Treasury Obligations valued at $593,527,597, 1.13% - 3.88%, 2/28/26 - 2/15/43) (a)(b)(c)	582,118,570	578,000,000
11/7/24 (Collateralized by U.S. Treasury Obligations valued at $593,527,640, 4.38% - 4.76%, 1/31/25 - 8/15/43) (a)(b)(c)	582,273,987	578,000,000
9/16/24 due 11/7/24 (C
(Collateralized by U.S. Treasury Obligations valued at $593,264,241, 0.75% - 4.74%, 5/31/26 - 2/15/39) (a)(b)(c)	582,584,823	578,000,000
(Collateralized by U.S. Treasury Obligations valued at $593,264,302, 2.75% - 4.63%, 9/15/25 - 11/15/42) (a)(b)(c)	582,429,405	578,000,000
9/20/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $588,808,308, 0.00% - 4.38%, 1/31/25 - 5/15/43) (a)(b)(c)	578,630,265	574,000,000
HSBC Securities, Inc. at 4.87%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $606,982,112, 1.38% - 4.63%, 4/30/25 - 2/15/32)	595,563,432	595,000,000
ING Financial Markets LLC at 4.85%, dated:
10/25/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $29,607,981, 4.13%, 9/30/27 - 11/15/32)	29,027,349	29,000,000
10/29/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $30,612,467, 4.13%, 11/15/32)	30,028,292	30,000,000
10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $14,282,008, 4.13%, 9/30/27)	14,013,203	14,000,000
J.P. Morgan Securities, LLC at 4.83%, dated 10/23/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $8,796,923,618, 1.13% - 4.25%, 12/31/25 - 8/31/29) (a)(b)(c)	8,648,671,359	8,614,000,000
Lloyds Bank Corp. Markets PLC at:
4.78%, dated 10/25/24 due 12/19/24 (Collateralized by U.S. Treasury Obligations valued at $125,521,890, 3.63% - 4.88%, 11/15/25 - 11/15/33)	123,898,242	123,000,000
4.81%, dated 10/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $190,831,308, 3.13% - 4.50%, 11/15/25 - 8/31/29)	187,774,544	187,000,000
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $418,164,149, 3.63% - 4.63%, 11/15/25 - 8/31/29)	410,487,545	410,100,000
4.88%, dated 10/10/24 due 11/15/24 (Collateralized by U.S. Treasury Obligations valued at $93,053,605, 3.63% - 4.50%, 11/15/25 - 3/31/30)	91,444,080	91,000,000
Lloyds Bank PLC at:
4.81%, dated 10/21/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $98,003,265, 2.25% - 4.63%, 2/15/27 - 5/15/33)	96,500,240	96,000,000
4.84%, dated 9/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $96,312,036, 1.88% - 4.63%, 2/15/27 - 2/15/32)	94,770,904	94,000,000
4.87%, dated:
9/19/24 due 11/19/24 (Collateralized by U.S. Treasury Obligations valued at $134,335,637, 2.25% - 4.63%, 2/15/27 - 8/15/27)	132,081,005	131,000,000
9/20/24 due 11/20/24 (Collateralized by U.S. Treasury Obligations valued at $249,153,717, 0.50% - 4.63%, 2/15/27 - 8/31/27)	245,005,223	243,000,000
5.16%, dated 8/28/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $270,632,836, 2.25% - 4.63%, 2/15/27 - 2/15/33)	266,505,790	263,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $288,290,692, 1.13% - 5.25%, 11/15/28 - 5/15/44)	284,199,653	281,000,000
Mizuho Securities U.S.A., Inc. at 4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $229,531,002, 0.63% - 4.50%, 11/15/24 - 1/31/31)	225,212,625	225,000,000
MUFG Securities (Canada), Ltd. at:
4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $149,785,313, 0.00% - 4.75%, 11/30/24 - 2/15/49)	146,985,500	146,000,000
4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $288,363,835, 0.00% - 4.75%, 11/30/24 - 11/15/50)	284,199,653	281,000,000
MUFG Securities EMEA PLC at:
4.85%, dated 10/9/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $910,237,509, 0.88% - 4.88%, 10/31/26 - 11/15/49)	893,117,472	890,000,000
4.87%, dated:
9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $909,407,826, 0.38% - 4.88%, 1/31/26 - 11/15/49)	891,992,806	886,000,000
10/31/24 due 11/1/24
(Collateralized by U.S. Treasury Obligations valued at $155,412,456, 0.00% - 4.63%, 3/20/25 - 5/15/54)	152,020,562	152,000,000
(Collateralized by U.S. Treasury Obligations valued at $123,421,593, 0.00%, 2/6/25)	121,016,369	121,000,000
Natixis SA at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $770,356,342, 0.00% - 6.00%, 11/15/24 - 5/15/54)	755,052,083	750,000,000
NatWest Markets Securities, Inc. at 4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $606,981,981, 0.25% - 4.88%, 11/15/24 - 8/15/34)	595,562,275	595,000,000
Norinchukin Bank at 4.85%, dated 10/29/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $493,813,097, 0.00% - 3.38%, 5/15/32 - 2/15/44)	484,456,439	484,000,000
RBC Dominion Securities at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,203,493,822, 0.00% - 4.88%, 11/14/24 - 8/15/54)	1,180,901,458	1,173,000,000
Societe Generale at 4.85%, dated 10/31/24 due 11/7/24
(Collateralized by U.S. Treasury Obligations valued at $931,385,471, 1.25% - 4.25%, 6/30/28 - 6/30/31)	913,861,010	913,000,000
(Collateralized by U.S. Treasury Obligations valued at $152,000,552, 3.63% - 4.00%, 11/15/42 - 8/15/43)	149,140,515	149,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
4.8%, dated 11/6/24 due 11/7/24 (d)	68,377,400	68,250,000
4.91%, dated 10/23/24 due 11/6/24 (Collateralized by U.S. Treasury Obligations valued at $70,998,289, 1.63% - 4.38%, 8/31/28 - 8/15/29)	69,632,706	69,500,000
TD Securities (U.S.A.) at 4.84%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Treasury Obligations valued at $304,041,796, 1.13% - 3.75%, 2/28/25 - 12/31/30)	298,280,451	298,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $98,531,145,000)		98,531,145,000

U.S. Treasury Debt - 37.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 37.1%
U.S. Treasury Bills
11/5/24 to 5/1/25	4.33 to 5.38	125,387,224,300	124,295,025,774
U.S. Treasury Notes
2/28/25 to 8/15/25	4.14 to 5.24	11,392,000,000	11,256,169,966

TOTAL U.S. TREASURY DEBT (Cost $135,551,195,740)			135,551,195,740

U.S. Government Agency Debt - 26.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Federal Agencies - 26.0%
Fannie Mae
6/18/26 to 10/23/26 (c)(d)	4.91 to 4.95	2,071,000,000	2,070,992,115
Federal Farm Credit Bank
11/4/26 (c)(d)	0.00	41,000,000	41,000,000
11/4/26 (c)(d)	0.00	32,000,000	32,000,000
11/6/24 to 10/23/26 (c)	4.83 to 5.15	15,320,455,000	15,320,721,079
Federal Home Loan Bank
11/1/24 to 5/9/25	4.37 to 5.21	8,443,450,000	8,330,224,280
11/4/24 to 9/25/26 (c)	4.41 to 5.15	61,467,850,000	61,467,098,015
Freddie Mac
1/26/26 to 10/29/26 (c)(d)	4.90 to 4.95	7,190,000,000	7,190,000,000
12/5/24	4.68	274,000,000	272,794,096

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $94,724,829,585)			94,724,829,585

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $377,379,772,325)	377,379,772,325
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(12,249,732,566)
NET ASSETS - 100.0%	365,130,039,759

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$11,582,709,000 due 11/01/24 at 4.88%
BNY Mellon Capital Markets LLC	314,632,000
Citigroup Global Markets, Inc.	1,519,217,000
ING Financial Markets LLC	151,273,000
Mitsubishi UFJ Securities Holdings Ltd	1,193,372,000
Nomura Securities International	672,322,000
RBC Dominion Securities, Inc.	1,176,563,000
Sumitomo Mitsui Banking Corp.	5,782,160,000
Wells Fargo Securities LLC	773,170,000
11,582,709,000
$55,393,000 due 11/01/24 at 4.88%
Citigroup Global Markets, Inc.	55,393,000
55,393,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $147,103,747,000) - See accompanying schedule Unaffiliated issuers (cost $377,379,772,325):		$377,379,772,325
Cash		1,583,000,272
Receivable for investments sold		211,597,850
Receivable for fund shares sold		2,056,560,228
Interest receivable		859,042,360
Prepaid expenses		380,864
Receivable from investment adviser for expense reductions		435,396
Other receivables		2,582,635
Total assets		382,093,371,930
Liabilities
Payable for investments purchased	$14,819,422,256
Payable for fund shares redeemed	1,785,799,185
Distributions payable	219,263,479
Accrued management fee	74,344,152
Distribution and service plan fees payable	3,507,026
Other affiliated payables	48,803,828
Other payables and accrued expenses	12,192,245
Total liabilities		16,963,332,171
Net Assets		$365,130,039,759
Net Assets consist of:
Paid in capital		$365,130,510,605
Total accumulated earnings (loss)		(470,846)
Net Assets		$365,130,039,759

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($4,148,439,201 ÷ 4,147,342,080 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($8,677,865,118 ÷ 8,675,916,910 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($189,967,948 ÷ 189,986,897 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($336,343,004,620 ÷ 336,338,317,183 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($108,598,491 ÷ 108,604,218 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($11,679,997,727 ÷ 11,677,585,580 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,982,166,654 ÷ 3,982,410,198 shares)		$1.00
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Interest		$8,983,841,461
Expenses
Management fee	$422,268,485
Transfer agent fees	271,146,336
Distribution and service plan fees	20,552,045
Accounting fees and expenses	3,688,741
Custodian fees and expenses	966,940
Independent trustees' fees and expenses	421,863
Registration fees	12,244,734
Audit fees	37,873
Legal	85,084
Miscellaneous	467,386
Total expenses before reductions	731,879,487
Expense reductions	(2,721,456)
Total expenses after reductions		729,158,031
Net Investment income (loss)		8,254,683,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,807
Total net realized gain (loss)		14,807
Net increase in net assets resulting from operations		$8,254,698,237
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,254,683,430	$14,490,654,516
Net realized gain (loss)	14,807	214,279
Net increase in net assets resulting from operations	8,254,698,237	14,490,868,795
Distributions to shareholders	(8,253,656,356)	(14,490,804,385)

Share transactions - net increase (decrease)	40,901,237,555	64,318,531,890
Total increase (decrease) in net assets	40,902,279,436	64,318,596,300

Net Assets
Beginning of period	324,227,760,323	259,909,164,023
End of period	$365,130,039,759	$324,227,760,323

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.044	.022	- B	- B	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.022	.044	.022	- B	- B	.009
Distributions from net investment income	(.022)	(.044)	(.022)	- B	- B	(.009)
Total distributions	(.022)	(.044)	(.022)	- B	- B	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.20%	4.49%	2.20%	.01%	.01%	.94%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.95% G	.96%	.96%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.92%	.10%	.15%	.89%
Expenses net of all reductions	.95% G	.95%	.92%	.10%	.15%	.89%
Net investment income (loss)	4.33% G	4.41%	2.18%	.01%	.01%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,148,439	$4,287,977	$5,294,932	$7,465,539	$7,539,252	$7,470,316

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.047	.024	- B	- B	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.047	.024	- B	- B	.012
Distributions from net investment income	(.023)	(.047)	(.024)	- B	- B	(.012)
Total distributions	(.023)	(.047)	(.024)	- B	- B	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.33%	4.75%	2.43%	.01%	.01%	1.16%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.10%	.15%	.67%
Expenses net of all reductions	.70% G	.70%	.70%	.10%	.15%	.67%
Net investment income (loss)	4.58% G	4.66%	2.40%	.01%	.01%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,677,865	$8,045,975	$7,151,812	$7,389,338	$7,356,206	$7,835,091

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.047	.024	- B	- B	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.047	.024	- B	- B	.012
Distributions from net investment income	(.023)	(.047)	(.024)	- B	- B	(.012)
Total distributions	(.023)	(.047)	(.024)	- B	- B	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.33%	4.75%	2.43%	.01%	.01%	1.17%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.10%	.15%	.65%
Expenses net of all reductions	.70% G	.70%	.70%	.10%	.15%	.64%
Net investment income (loss)	4.58% G	4.66%	2.40%	.01%	.01%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$189,968	$182,081	$172,227	$148,512	$124,205	$126,269

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.049	.027	- B	- B	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.049	.027	- B	- B	.014
Distributions from net investment income	(.025)	(.049)	(.027)	- B	- B	(.014)
Total distributions	(.025)	(.049)	(.027)	- B	- B	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.48%	5.05%	2.72%	.01%	.01%	1.42%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.10%	.15%	.42%
Expenses net of all reductions	.42% G	.42%	.42%	.10%	.15%	.42%
Net investment income (loss)	4.86% G	4.94%	2.68%	.01%	.01%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$336,343,005	$297,752,603	$236,784,703	$230,027,515	$200,115,905	$165,823,962

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Class S

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.025	.049	.027	- C
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.025	.049	.027	- C
Distributions from net investment income	(.025)	(.049)	(.027)	- C
Total distributions	(.025)	(.049)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.48%	5.05%	2.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42%	.14% I
Expenses net of all reductions	.42% I	.42%	.42%	.14% I
Net investment income (loss)	4.86% I	4.94%	2.68%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$108,598	$108,217	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount represents less than .005%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.050	.028	- B	- B	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.050	.028	- B	- B	.015
Distributions from net investment income	(.025)	(.050)	(.028)	- B	- B	(.015)
Total distributions	(.025)	(.050)	(.028)	- B	- B	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.53%	5.15%	2.82%	.01%	.01%	1.52%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.32 % G	.32%	.32%	.09%	.15%	.32%
Expenses net of all reductions	.32% G	.32%	.32%	.09%	.15%	.32%
Net investment income (loss)	4.96% G	5.04%	2.78%	.01%	-% H	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$11,679,998	$10,394,158	$7,609,041	$4,352,205	$4,713,643	$5,726,124

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
Fidelity® Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.051	.029	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.051	.029	- B	- B	.016
Distributions from net investment income	(.025)	(.051)	(.029)	- B	- B	(.016)
Total distributions	(.025)	(.051)	(.029)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.56%	5.22%	2.89%	.02%	.01%	1.59%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27% G	.27%	.27%	.27%	.27%	.28%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.09%	.14%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.09%	.14%	.25%
Net investment income (loss)	5.03% G	5.11%	2.85%	.02%	.01%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,982,167	$3,456,750	$2,779,806	$2,174,050	$1,660,582	$1,313,087

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$2,582,635

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$377,379,772,325

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(51,039)
Long-term	(1,295,787)
Total capital loss carryforward	$(1,346,826)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Capital Reserves Class	.25%	.25%	10,110,342	1,977,881
Daily Money Class	- %	.25%	10,209,467	721,312
Advisor M Class	- %	.25%	232,236	1,561
			20,552,045	2,700,754

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Daily Money Class	395

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Capital Reserves Class	4,044,137.20
Daily Money Class	8,167,574.20
Advisor M Class	185,789.20
Fidelity Government Money Market Fund	252,947,782.16
Class S	108,729.20
Premium Class	5,506,456.10
Class K6	185,869.01
	271,146,336

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Government Money Market Fund	2,631

4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Capital Reserves Class	.95%	70,378	August 31, 2025
Daily Money Class	.70%	199,533	August 31, 2025
Advisor M Class	.70%	4,428	August 31, 2025
Class S	.42%	20,223	August 31, 2025
Premium Class	.32%	2,084,532	August 31, 2025
Class K6	.25%	342,362	August 31, 2025
		2,721,456
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$88,220,535	$209,843,505
Daily Money Class	188,423,220	366,564,610
Advisor M Class	4,292,612	8,397,734
Fidelity Government Money Market Fund	7,600,683,454	13,287,220,583
Class S	2,662,643	5,001,869
Premium Class	275,196,801	459,759,370
Class K6	94,177,091	154,016,714
Total	$8,253,656,356	$14,490,804,385
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	9,119,633,604	21,707,243,721	$9,119,633,604	$21,707,243,721
Reinvestment of distributions	55,782,924	131,813,617	55,782,924	131,813,617
Shares redeemed	(9,314,820,642)	(22,845,751,626)	(9,314,820,642)	(22,845,751,626)
Net increase (decrease)	(139,404,114)	(1,006,694,288)	$(139,404,114)	$(1,006,694,288)
Daily Money Class
Shares sold	17,704,611,814	34,050,419,077	$17,704,611,814	$34,050,419,077
Reinvestment of distributions	130,709,958	255,581,510	130,709,958	255,581,510
Shares redeemed	(17,203,387,306)	(33,412,039,933)	(17,203,387,307)	(33,412,040,121)
Net increase (decrease)	631,934,466	893,960,654	$631,934,465	$893,960,466
Advisor M Class
Shares sold	66,766,982	143,344,974	$66,766,982	$143,345,959
Reinvestment of distributions	4,173,952	8,228,491	4,173,952	8,228,491
Shares redeemed	(63,046,090)	(141,713,043)	(63,046,090)	(141,713,043)
Net increase (decrease)	7,894,844	9,860,422	$7,894,844	$9,861,407
Fidelity Government Money Market Fund
Shares sold	624,218,161,034	1,046,777,546,057	$624,218,161,034	$1,046,778,115,923
Reinvestment of distributions	6,362,724,489	10,815,222,326	6,362,724,489	10,815,222,326
Shares redeemed	(591,991,874,930)	(996,625,006,960)	(591,991,874,930)	(996,625,006,952)
Net increase (decrease)	38,589,010,593	60,967,761,423	$38,589,010,593	$60,968,331,297
Class S
Shares sold	454,770,162	994,000,974	$454,770,162	$994,000,974
Reinvestment of distributions	2,263,139	4,374,189	2,263,139	4,374,189
Shares redeemed	(456,648,342)	(1,006,799,845)	(456,648,342)	(1,006,799,845)
Net increase (decrease)	384,959	(8,424,682)	$384,959	$(8,424,682)
Premium Class
Shares sold	6,694,574,690	12,157,555,622	$6,694,574,690	$12,157,555,621
Reinvestment of distributions	242,662,789	405,047,867	242,662,789	405,047,867
Shares redeemed	(5,651,368,849)	(9,778,099,109)	(5,651,368,849)	(9,778,099,109)
Net increase (decrease)	1,285,868,630	2,784,504,380	$1,285,868,630	$2,784,504,379
Class K6
Shares sold	1,472,059,610	2,419,758,703	$1,472,059,610	$2,419,758,703
Reinvestment of distributions	94,171,831	153,994,759	94,171,831	153,994,759
Shares redeemed	(1,040,683,264)	(1,896,760,151)	(1,040,683,263)	(1,896,760,151)
Net increase (decrease)	525,548,177	676,993,311	$525,548,178	$676,993,311

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.

In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. Additionally, the Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio ranked below the similar sales load group competitive median for 2023.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Advisor M Class, Class K6, Class S, and Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, 0.42%, and 0.32% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538283.127
SPU-SANN-1224
Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Treasury Bill Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills, yield at date of purchase 4.35% to 4.82% 2/4/25 to 5/1/25 (Cost $1,430,693,096)	1,454,260,000	1,430,839,477

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (b) (Cost $3,964,849)	3,964,057	3,964,849

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,434,657,945)	1,434,804,326
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,953,922)
NET ASSETS - 100.0%	1,431,850,404

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	177,106	175,165,998	171,384,057	90,668	5,802	-	3,964,849	0.0%
Total	177,106	175,165,998	171,384,057	90,668	5,802	-	3,964,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,430,839,477	-	1,430,839,477	-

Money Market Funds	3,964,849	3,964,849	-	-
Total Investments in Securities:	1,434,804,326	3,964,849	1,430,839,477	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,430,693,096)	$1,430,839,477
Fidelity Central Funds (cost $3,964,849)	3,964,849

Total Investment in Securities (cost $1,434,657,945)		$1,434,804,326
Receivable for investments sold		716,345,614
Receivable for fund shares sold		6,370,609
Distributions receivable from Fidelity Central Funds		34,044
Total assets		2,157,554,593
Liabilities
Payable for investments purchased	$709,753,043
Payable for fund shares redeemed	15,945,282
Other payables and accrued expenses	5,864
Total liabilities		725,704,189
Net Assets		$1,431,850,404
Net Assets consist of:
Paid in capital		$1,439,929,571
Total accumulated earnings (loss)		(8,079,167)
Net Assets		$1,431,850,404
Net Asset Value, offering price and redemption price per share ($1,431,850,404 ÷ 143,983,937 shares)		$9.94
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Interest		$35,768,206
Income from Fidelity Central Funds		90,668
Total income		35,858,874
Expenses
Custodian fees and expenses	$7,151
Independent trustees' fees and expenses	1,730
Total expenses		8,881
Net Investment income (loss)		35,849,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,179,408
Fidelity Central Funds	5,802
Total net realized gain (loss)		1,185,210
Change in net unrealized appreciation (depreciation) on investment securities		437,596
Net gain (loss)		1,622,806
Net increase (decrease) in net assets resulting from operations		$37,472,799
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,849,993	$71,448,763
Net realized gain (loss)	1,185,210	(1,452,621)
Change in net unrealized appreciation (depreciation)	437,596	119,067
Net increase (decrease) in net assets resulting from operations	37,472,799	70,115,209
Distributions to shareholders	(35,849,421)	(71,450,036)

Share transactions
Proceeds from sales of shares	237,860,134	466,329,602
Reinvestment of distributions	35,793,991	71,441,609
Cost of shares redeemed	(176,178,330)	(501,809,639)

Net increase (decrease) in net assets resulting from share transactions	97,475,795	35,961,572
Total increase (decrease) in net assets	99,099,173	34,626,745

Net Assets
Beginning of period	1,332,751,231	1,298,124,486
End of period	$1,431,850,404	$1,332,751,231

Other Information
Shares
Sold	21,490,330	46,926,077
Issued in reinvestment of distributions	3,601,610	7,190,848
Redeemed	(15,285,892)	(50,513,721)
Net increase (decrease)	9,806,048	3,603,204

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.94	$9.99	$10.00	$10.03	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.258	.529	.327	.010	.011	.169
Net realized and unrealized gain (loss)	.011	(.010)	(.054)	(.005)	.002	.062
Total from investment operations	.269	.519	.273	.005	.013	.231
Distributions from net investment income	(.259)	(.529)	(.323)	(.014)	(.012)	(.175)
Distributions from net realized gain	-	-	-	(.001)	(.031)	(.006)
Total distributions	(.259)	(.529)	(.323)	(.015)	(.043)	(.181)
Net asset value, end of period	$9.94	$9.93	$9.94	$9.99	$10.00	$10.03
Total Return C,D	2.74%	5.35%	2.78%	.05%	.13%	2.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	5.16% H	5.32%	3.28%	.10%	.11%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,431,850	$1,332,751	$1,298,124	$1,379,010	$3,446,278	$2,211,901
Portfolio turnover rate I	0 % H	0%	0%	0%	0%	0%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1.Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$286,680
Gross unrealized depreciation	(140,299)
Net unrealized appreciation (depreciation)	$146,381
Tax cost	$1,434,657,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,257,786)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Treasury Bill Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9891220.106
XSB-SANN-1224
Fidelity® Treasury Only Money Market Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Treasury Only Money Market Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 99.6%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bills
11/5/24 to 5/1/25	4.31 to 5.36	6,216,246	6,176,172
U.S. Treasury Notes
1/31/25 to 7/31/26 (c)	4.35 to 4.81	483,981	483,380

TOTAL U.S. TREASURY DEBT (Cost $6,659,552)			6,659,552

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $6,659,552)	6,659,552
NET OTHER ASSETS (LIABILITIES) - 0.4%	25,122
NET ASSETS - 100.0%	6,684,674

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $6,659,552):		$6,659,552
Cash		175,720
Receivable for fund shares sold		45,523
Interest receivable		436
Total assets		6,881,231
Liabilities
Payable for investments purchased	$160,282
Payable for fund shares redeemed	29,735
Distributions payable	4,241
Accrued management fee	2,299
Total liabilities		196,557
Net Assets		$6,684,674
Net Assets consist of:
Paid in capital		$6,684,710
Total accumulated earnings (loss)		(36)
Net Assets		$6,684,674
Net Asset Value, offering price and redemption price per share ($6,684,674 ÷ 6,683,928 shares)		$1.00
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$158,987
Expenses
Management fee	$12,612
Independent trustees' fees and expenses	7
Total expenses		12,619
Net Investment income (loss)		146,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$146,374
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,368	$215,170
Net realized gain (loss)	6	(51)
Net increase in net assets resulting from operations	146,374	215,119
Distributions to shareholders	(146,367)	(215,166)

Share transactions
Proceeds from sales of shares	5,102,988	6,230,313
Reinvestment of distributions	122,373	181,587
Cost of shares redeemed	(3,890,152)	(5,209,360)

Net increase (decrease) in net assets and shares resulting from share transactions	1,335,209	1,202,540
Total increase (decrease) in net assets	1,335,216	1,202,493

Net Assets
Beginning of period	5,349,458	4,146,965
End of period	$6,684,674	$5,349,458

Other Information
Shares
Sold	5,102,988	6,230,313
Issued in reinvestment of distributions	122,373	181,587
Redeemed	(3,890,152)	(5,209,360)
Net increase (decrease)	1,335,209	1,202,540

Financial Highlights
Fidelity® Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.049	.026	- B	- B	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.049	.026	- B	- B	.014
Distributions from net investment income	(.024)	(.049)	(.026)	- B	- B	(.014)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.024)	(.049)	(.026)	- B	- B	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.47%	4.96%	2.62%	.01%	.01%	1.39%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.11%	.15%	.42%
Expenses net of all reductions	.42% G	.42%	.42%	.11%	.15%	.42%
Net investment income (loss)	4.83% G	4.87%	2.60%	.01%	.01%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$6,685	$5,349	$4,147	$3,400	$3,804	$5,045

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$6,659,552

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56)
Long-term	(-)
Total capital loss carryforward	$(56)

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Treasury Only Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expenses, the Board considered the fund's all-inclusive (subject to certain limited exceptions) management fee rate and other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expenses of the fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.

The Board considered that the fund has an all-inclusive management fee that covers expenses for services beyond portfolio management, unlike the majority of funds within the mapped group. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio ranked below the similar sales load group competitive median for 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538317.127
TMM-SANN-1224
Fidelity® Money Market Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Money Market Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 18.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 4.87% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations) #	11,061,875	11,060,378
With:
ABN AMRO Bank NV at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $168,322,852, 0.38% - 6.00%, 7/31/27 - 5/1/54)	165,022	165,000
Barclays Bank PLC at:
4.85%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $140,797,928, 4.50% - 5.50%, 8/20/52 - 9/20/54)	138,130	138,000
4.86%, dated 10/10/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $111,510,205, 3.00%, 6/20/52)	109,427	109,000
BMO Capital Markets Corp. at 4.75%, dated 10/16/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $148,633,120, 0.00% - 5.00%, 4/25/27 - 11/25/54)	144,931	144,000
BMO Harris Bank NA at:
4.74%, dated 10/22/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $170,173,768, 5.77% - 6.00%, 10/20/54 - 2/20/73)	165,912	165,000
4.77%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $113,555,208, 5.99% - 6.14%, 4/20/54 - 5/20/54)	110,612	110,000
4.79%, dated 10/17/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $85,660,624, 5.99% - 6.06%, 4/20/54 - 9/20/54)	83,353	83,000
BNP Paribas, SA at:
4.69%, dated 10/28/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $112,316,755, 0.00% - 5.00%, 11/12/24 - 8/15/50)	110,459	110,000
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $282,745,717, 0.00% - 7.50%, 1/15/27 - 6/20/64)	276,127	275,000
4.84%, dated 9/3/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $171,273,095, 0.00% - 7.00%, 7/31/26 - 10/1/54) (c)(d)(f)	167,019	165,000
BofA Securities, Inc. at 4.8%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $216,643,648, 2.00% - 8.00%, 9/15/26 - 9/1/54)	212,876	212,000
CIBC Bank U.S.A. at:
4.76%, dated 10/21/24 due 11/7/24
(Collateralized by U.S. Government Obligations valued at $236,012,916, 0.00% - 7.38%, 3/13/25 - 10/1/54)	231,916	231,000
(Collateralized by U.S. Government Obligations valued at $33,709,101, 0.13% - 6.50%, 10/15/25 - 10/1/54)	33,131	33,000
4.81%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $142,105,266, 0.00% - 7.38%, 3/31/26 - 10/1/54)	139,557	139,000
Citibank NA at 4.85%, dated 10/30/24 due 11/6/24 (Collateralized by Mortgage Loan Obligations valued at $168,345,348, 1.35% - 10.00%, 11/25/24 - 6/1/57)	165,156	165,000
Citigroup Global Capital Markets, Inc. at 4.85%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $253,028,168, 3.50% - 7.67%, 9/30/25 - 9/20/74)	248,234	248,000
Ficc Bony Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $565,080,000, 1.50% - 7.50%, 3/1/36 - 3/1/56)	554,075	554,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $2,374,881,225, 0.00% - 7.50%, 4/3/25 - 12/1/62)	2,328,315	2,328,000
FICC State Street GC (Gov. Repo) at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,437,460,460, 2.00% - 7.00%, 3/15/27 - 11/1/54)	1,397,189	1,397,000
Goldman Sachs & Co. at:
4.84%, dated:
10/29/24 due 11/5/24 (Collateralized by U.S. Government Obligations valued at $506,124,055, 1.50% - 7.50%, 11/1/25 - 9/20/64)	496,467	496,000
10/30/24 due 11/6/24 (Collateralized by U.S. Government Obligations valued at $562,171,121, 2.00% - 7.50%, 12/1/25 - 8/20/64)	551,519	551,000
4.85%, dated 10/25/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,125,100,033, 0.00% - 7.00%, 11/5/24 - 7/15/64)	1,103,039	1,102,000
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $562,095,873, 2.00% - 7.00%, 7/20/26 - 11/15/64)	551,521	551,000
Pnc Bank NA (GOV REPO) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $27,543,734, 2.00%, 3/1/36)	27,004	27,000
RBC Dominion Securities at 4.85%, dated 10/29/24 due 11/5/24 (Collateralized by U.S. Government Obligations valued at $112,403,429, 0.00% - 7.00%, 3/31/26 - 10/1/54)	110,104	110,000
RBC Financial Group at 4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $1,133,728,948, 0.00% - 8.00%, 11/15/24 - 9/20/64)	1,109,439	1,102,000
SMBC Nikko Securities America, Inc. at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $135,678,390, 2.00% - 6.50%, 9/30/28 - 11/1/54)	133,018	133,000
TD Securities (U.S.A.) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $252,994,291, 5.00% - 6.50%, 7/1/52 - 9/1/53)	248,034	248,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $22,151,378)		22,151,378

U.S. Treasury Repurchase Agreement - 30.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $568,907,622, 0.38% - 4.88%, 12/31/25 - 5/15/49)	557,075	557,000
Barclays Bank PLC at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,970,906,076, 0.00% - 4.63%, 12/5/24 - 8/15/33)	1,932,261	1,932,000
BMO Harris Bank NA at 4.84%, dated 10/10/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $49,104,907, 2.38% - 4.63%, 11/15/26 - 5/15/29)	48,168	48,000
BNP Paribas, SA at:
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,120,610,277, 0.38% - 4.88%, 3/15/25 - 5/15/54)	1,101,492	1,097,000
4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $354,484,093, 1.25% - 6.25%, 12/31/25 - 2/15/54)	347,454	346,000
BofA Securities, Inc. at 4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $29,704,379, 0.00% - 4.74%, 11/15/24 - 7/31/26)	29,122	29,000
CIBC Bank U.S.A. at:
4.75%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $102,154,616, 0.00% - 4.88%, 2/28/25 - 8/15/53)	100,409	100,000
4.8%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $197,306,237, 0.75% - 4.88%, 3/31/25 - 5/15/53)	193,798	193,000
4.84%, dated:
10/7/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $39,915,215, 0.75% - 4.75%, 9/15/26 - 8/15/53)	39,168	39,000
10/15/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $30,669,991, 0.75% - 4.88%, 1/15/26 - 8/15/53)	30,085	30,000
Credit AG at:
4.84%, dated:
10/8/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $24,559,086, 4.63%, 4/30/31)	24,100	24,000
10/16/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $51,109,768, 4.25%, 6/30/31)	50,155	50,000
4.85%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $50,074,299, 4.25%, 6/30/31)	49,139	49,000
4.86%, dated 10/2/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $50,182,425, 4.25%, 6/30/31)	49,218	49,000
FICC ACAFB Repo Program at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,991,679,902, 0.75% - 4.63%, 4/30/26 - 5/15/42)	1,940,261	1,940,000
4.86%, dated 11/1/24 due 11/4/24	1,943,787	1,943,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $346,918,344, 0.50% - 4.63%, 3/31/27 - 4/30/29)	340,046	340,000
Ficc Citi Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $919,144,581, 0.38% - 6.13%, 12/31/25 - 5/15/53)	901,122	901,000
Ficc Goldman Gc Repo (GOV) at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $574,337,572, 0.00% - 4.13%, 11/12/24 - 5/15/42)	563,076	563,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $306,587,111, 4.25%, 2/28/31)	300,041	300,000
4.87%, dated 11/1/24 due 11/4/24	300,122	300,000
4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $715,653,731, 0.50% - 4.63%, 8/15/25 - 4/30/29)	701,095	701,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $985,453,044, 0.00% - 5.00%, 11/19/24 - 5/15/34)	966,130	966,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $511,401,699, 4.25% - 4.88%, 4/30/26 - 6/30/29)	501,068	501,000
Ficc Nomura Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $664,110,081, 0.00% - 7.50%, 11/15/24 - 8/15/34)	651,088	651,000
Fixed Income Clearing Corp. - BNP at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,799,523,439, 0.38% - 4.73%, 10/31/25 - 2/15/54)	1,764,239	1,764,000
Fixed Income Clearing Corp. - BNYM at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $7,162,440,013, 0.13% - 4.25%, 12/31/25 - 8/15/52)	7,022,950	7,022,000
Fixed Income Clearing Corp. - SSB at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $816,000,084, 4.63%, 4/30/31 - 5/31/31)	800,108	800,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,473,875,561, 1.38% - 4.38%, 11/30/28 - 2/28/29)	4,389,594	4,389,000
Goldman Sachs & Co. at 4.84%, dated:
9/13/24 due:
11/5/24 (Collateralized by U.S. Treasury Obligations valued at $200,238,566, 4.63%, 9/30/30) (c)(d)(f)	196,389	195,000
11/7/24 (Collateralized by U.S. Treasury Obligations valued at $200,238,597, 1.25% - 4.63%, 10/15/26 - 5/15/31) (c)(d)(f)	196,442	195,000
9/16/24 due 11/7/24
(Collateralized by U.S. Treasury Obligations valued at $200,149,769, 3.38% - 4.50%, 12/31/28 - 8/15/39) (c)(d)(f)	196,547	195,000
(Collateralized by U.S. Treasury Obligations valued at $200,149,760, 3.50%, 1/31/30) (c)(d)(f)	196,494	195,000
9/20/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $200,030,703, 1.88% - 4.63%, 2/28/29 - 5/15/34) (c)(d)(f)	196,573	195,000
HSBC Securities, Inc. at 4.87%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $199,947,129, 0.00%, 8/7/25)	196,186	196,000
ING Financial Markets LLC at 4.85%, dated:
10/25/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $10,209,705, 3.88%, 11/30/27)	10,009	10,000
10/29/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $10,204,159, 3.88%, 11/30/27)	10,009	10,000
10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $5,100,718, 3.88%, 11/30/27)	5,005	5,000
J.P. Morgan Securities, LLC at 4.83%, dated 10/23/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,891,118,078, 0.00% - 4.13%, 11/7/24 - 7/31/28) (c)(d)(f)	2,842,395	2,831,000
Lloyds Bank Corp. Markets PLC at 4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $137,656,439, 3.75% - 4.50%, 11/15/25 - 12/31/28)	135,128	135,000
Mizuho Securities U.S.A., Inc. at 4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $75,490,226, 3.63%, 5/15/26)	74,070	74,000
MUFG Securities (Canada), Ltd. at 4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $51,296,061, 0.25% - 4.38%, 11/30/24 - 8/15/43)	50,338	50,000
MUFG Securities EMEA PLC at:
4.85%, dated 10/9/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $302,719,461, 0.38% - 4.88%, 1/31/26 - 11/15/49)	297,037	296,000
4.87%, dated:
9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $307,646,289, 0.38% - 4.88%, 1/31/26 - 11/15/49)	302,029	300,000
10/31/24 due 11/1/24
(Collateralized by U.S. Treasury Obligations valued at $50,986,989, 0.00% - 3.88%, 3/20/25 - 10/15/27)	50,007	50,000
(Collateralized by U.S. Treasury Obligations valued at $40,800,524, 0.00%, 2/6/25)	40,005	40,000
NatWest Markets Securities, Inc. at:
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $199,947,003, 1.25% - 4.25%, 4/30/28 - 7/31/31)	196,185	196,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $162,202,002, 2.63% - 4.50%, 3/31/26 - 5/31/29)	159,022	159,000
RBC Dominion Securities at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $409,048,237, 0.00% - 4.88%, 11/21/24 - 2/15/54)	400,681	398,000
SMBC Nikko Securities America, Inc. at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,498,918,972, 0.00% - 5.50%, 12/12/24 - 8/15/51)	1,467,198	1,467,000
Societe Generale at 4.85%, dated 10/31/24 due 11/7/24
(Collateralized by U.S. Treasury Obligations valued at $307,551,935, 2.25% - 4.50%, 8/15/39 - 2/15/54)	300,283	300,000
(Collateralized by U.S. Treasury Obligations valued at $49,986,754, 4.63%, 2/15/40)	49,046	49,000
TD Securities (U.S.A.) at:
4.84%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Treasury Obligations valued at $100,611,265, 1.75% - 4.75%, 8/15/41 - 11/15/53)	98,092	98,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $486,605,851, 2.00% - 4.25%, 11/15/26 - 2/28/29)	477,065	477,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $35,740,000)		35,740,000

Other Repurchase Agreement - 5.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 5.1%
With:
BMO Capital Markets Corp. at:
4.97%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $49,357,375, 3.21% - 3.90%, 2/20/28 - 3/15/52)	47,006	47,000
5.03%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $50,768,033, 3.88% - 8.75%, 3/15/28 - 12/31/79)	47,007	47,000
BNP Paribas Prime Brokerage, Inc. at 5.08%, dated 10/31/24 due 11/1/24 (Collateralized by Equity Securities valued at $596,244,514)	552,078	552,000
Goldman Sachs & Co. at 5.23%, dated 10/7/24 due 11/21/24 (Collateralized by Equity Securities valued at $243,258,896) (c)(d)(f)	231,504	230,000
HSBC Securities, Inc. at 5.06%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $99,373,967, 3.88% - 12.75%, 7/23/25 - 1/1/99)	92,013	92,000
ING Financial Markets LLC at 5.05%, dated 10/31/24 due 11/1/24
(Collateralized by Equity Securities valued at $149,060,916)	138,019	138,000
(Collateralized by Equity Securities valued at $49,686,972)	46,006	46,000
J.P. Morgan Securities, LLC at:
5.33%, dated:
10/7/24 due 1/29/25 (Collateralized by Equity Securities valued at $498,638,851) (c)(d)(f)	468,173	460,000
10/17/24 due 1/29/25
(Collateralized by Equity Securities valued at $597,483,973) (c)(d)(f)	561,725	552,000
(Collateralized by Corporate Obligations valued at $629,295,152, 0.00% - 4.75%, 5/1/25 - 3/15/49) (c)(d)(f)	608,536	598,000
10/21/24 due 1/29/25 (Collateralized by Equity Securities valued at $994,136,430) (c)(d)(f)	935,328	919,000
5.35%, dated 10/17/24 due 1/29/25 (Collateralized by Corporate Obligations valued at $121,019,173, 0.17% - 4.00%, 11/16/26 - 4/15/60) (c)(d)(f)	117,034	115,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.06%, dated 10/31/24 due 11/1/24 (Collateralized by Equity Securities valued at $62,648,813)	58,008	58,000
5.35%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $9,708,809, 0.00% - 4.63%, 12/1/24 - 1/1/99)	9,001	9,000
Mizuho Securities U.S.A., Inc. at:
5.1%, dated 10/31/24 due 11/1/24 (Collateralized by Equity Securities valued at $24,843,573)	23,003	23,000
5.33%, dated 10/23/24 due 12/20/24 (Collateralized by Mortgage Loan Obligations valued at $391,491,929, 0.00% - 13.42%, 3/29/25 - 7/25/69) (c)(d)(f)	347,963	345,000
NatWest Markets Securities, Inc. at 5.07%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $46,926,615, 0.00%, 11/5/24 - 10/30/25)	46,006	46,000
RBC Capital Markets Co. at 5.33%, dated 10/23/24 due 12/23/24 (Collateralized by U.S. Treasury Obligations valued at $95,250,671, 0.00% - 7.74%, 9/4/25 - 4/20/62) (c)(d)(f)	92,831	92,000
Td Securities (U.S.A.) (NON GOV) at 4.98%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $241,534,016, 2.77% - 6.50%, 4/15/27 - 5/15/55)	230,032	230,000
Truist Securities, Inc. at:
5.1%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $48,307,609, 2.80% - 6.70%, 6/4/29 - 9/15/55)	46,007	46,000
5.15%, dated 10/31/24 due 11/1/24 (Collateralized by Municipal Bond Obligations valued at $24,250,070, 2.24% - 6.45%, 5/1/26 - 8/1/55)	23,003	23,000
Wells Fargo Securities, LLC at:
4.99%, dated 10/31/24 due 11/1/24 (Collateralized by Corporate Obligations valued at $258,541,117, 0.00% - 5.73%, 11/1/24 - 2/11/31)	253,035	253,000
5.03%, dated 10/31/24 due 11/1/24 (Collateralized by Equity Securities valued at $248,434,725)	230,032	230,000
5.07%, dated 10/31/24 due 11/7/24 (Collateralized by Corporate Obligations valued at $241,534,952, 0.00% - 7.16%, 1/10/25 - 2/25/60)	230,227	230,000
5.33%, dated:
10/3/24 due 1/31/25 (Collateralized by Equity Securities valued at $124,733,271) (c)(d)(f)	117,043	115,000
10/8/24 due 2/5/25 (Collateralized by Commercial Paper valued at $190,193,429, 0.00%, 11/4/24 - 4/28/25) (c)(d)(f)	187,269	184,000
10/21/24 due 2/18/25 (Collateralized by Equity Securities valued at $199,043,655) (c)(d)(f)	187,269	184,000
10/30/24 due 2/27/25 (Collateralized by Equity Securities valued at $149,084,135) (c)(d)(f)	140,452	138,000
5.43%, dated 10/8/24 due 2/5/25 (Collateralized by Corporate Obligations valued at $49,859,895, 0.00% - 4.63%, 9/15/25 - 10/15/30) (c)(d)(f)	46,833	46,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,048,000)		6,048,000

Certificate of Deposit - 9.8%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 0.2%
Bank of America NA
3/24/25	4.70	228,000	228,000

New York Branch, Yankee Dollar, Foreign Banks - 9.6%
Bank of Montreal
12/6/24 to 4/22/25 (c)(d)	5.02 to 5.04	205,000	205,000
Canadian Imperial Bank of Commerce
2/5/25 to 5/12/25 (c)(d)	5.01 to 5.03	505,000	505,000
KBC Bank NV
1/7/25	4.75	228,000	228,000
Landesbank Baden-Wuerttemberg New York Branch
11/1/24 to 11/8/24	4.88 to 4.89	792,000	792,000
Mizuho Corporate Bank Ltd.
1/21/25 to 2/10/25 (c)(d)	4.96 to 4.96	2,280,000	2,280,000
MUFG Bank Ltd.
11/1/24 to 1/28/25 (c)	4.85 to 4.99	3,627,500	3,627,500
Nordea Bank Finland PLC
3/3/25 to 3/4/25 (c)(d)	4.97 to 4.97	342,000	342,000
Sumitomo Mitsui Banking Corp.
1/30/25 (c)(d)	4.96	319,000	319,000
Sumitomo Mitsui Trust Bank Ltd.
11/18/24 to 1/31/25 (c)	4.73 to 4.96	2,593,000	2,593,000
Toronto-Dominion Bank
2/21/25 to 4/2/25 (c)	4.50 to 5.07	516,000	516,011
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			11,407,511
TOTAL CERTIFICATE OF DEPOSIT (Cost $11,635,511)			11,635,511

Financial Company Commercial Paper - 16.0%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
12/17/24 (c)(d)	4.99	237,000	237,000
Bank of Montreal
11/25/24 to 5/1/25 (c)	4.82 to 5.51	2,053,000	2,042,996
Bank of Nova Scotia
12/3/24 to 5/9/25 (c)(d)	4.99 to 5.04	678,000	678,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
11/29/24 to 12/20/24 (e)	4.82 to 4.85	567,000	564,248
Bedford Row Funding Corp.
1/22/25 (c)(d)	5.02	135,000	135,000
2/12/25 (c)(d)	5.04	112,000	112,000
4/3/25 (c)(d)	5.03	113,000	113,000
5/19/25 (c)(d)	5.04	91,000	91,000
Bedford Row Funding Corp. (Liquidity Facility Royal Bank of Canada)

11/13/24	5.50	112,000	111,800
11/18/24	5.51	66,000	65,833
11/18/24	5.51	46,000	45,884
11/21/24	5.50	146,000	145,566
BofA Securities, Inc.
12/9/24 to 4/3/25	4.58 to 5.46	680,000	670,854
Canadian Imperial Bank of Commerce
11/18/24 to 4/24/25 (c)	5.01 to 5.48	1,944,000	1,942,836
Cisco Systems, Inc.
1/27/25	5.37	112,000	110,587
Citigroup Global Markets, Inc.
11/1/24 (c)(d)	5.05	79,000	79,000
Commonwealth Bank of Australia
1/2/25 to 4/9/25 (c)(d)	4.98 to 5.01	629,000	628,995
Cooperatieve Rabobank UA/NY
11/1/24	4.83	317,000	317,000
DNB Bank ASA
2/27/25 to 4/10/25 (c)	4.67 to 4.99	1,198,000	1,180,998
Federation des caisses Desjardin
11/1/24	5.32	13,000	13,000
ING U.S. Funding LLC
12/5/24	4.85	68,000	67,690
Landesbank Baden-Wurttemberg
11/1/24	4.85	1,960,000	1,960,000
Mitsubishi UFJ Trust & Banking Corp.
11/26/24	5.29	90,000	89,674
Mizuho Bank Ltd. Singapore Branch
1/21/25 to 1/23/25	4.79 to 4.79	408,000	403,600
National Australia Bank Ltd.
3/25/25 to 4/16/25 (c)(d)	4.99 to 5.01	946,000	946,000
Podium Funding Trust
1/21/25 (c)(d)	5.05	44,000	44,000
2/14/25 (c)(d)	5.04	44,000	44,000
3/27/25 (c)(d)	5.05	67,500	67,500
3/4/25 (c)(d)	5.03	90,000	90,000
4/3/25 (c)(d)	5.05	90,000	90,000
Podium Funding Trust (Liquidity Facility Bank of Montreal)

11/15/24	5.53	45,000	44,906
4/14/25 (c)(d)	5.04	45,000	45,000
Royal Bank of Canada
1/6/25 to 5/19/25 (c)(d)	4.99 to 5.02	1,358,000	1,358,000
Sumitomo Mitsui Trust Bank Ltd.
1/15/25 to 2/4/25	4.76 to 4.79	883,000	873,160
The Toronto-Dominion Bank
11/22/24 to 5/12/25 (c)	4.50 to 5.54	3,409,000	3,396,938
Toyota Motor Credit Corp.
11/27/24 to 12/13/24	5.48 to 5.51	181,000	180,087
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $18,986,152)			18,986,152

Asset Backed Commercial Paper - 1.0%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

11/6/24	5.32	24,000	23,983
12/3/24	5.49	42,000	41,801
4/9/25	4.67	51,000	49,973
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/13/25	4.80	86,250	85,421
1/15/25	4.70	75,000	74,275
1/16/25	4.70	50,000	49,510
1/16/25	4.70	44,000	43,569
1/17/25	4.80	210,000	207,871
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
1/14/25	4.72	68,000	67,349
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/15/25	4.70	95,000	94,082
1/16/25	4.70	68,000	67,334
1/16/25	4.70	16,000	15,843
1/16/25	4.70	93,000	92,089
1/31/25	4.67	86,000	85,000
12/16/24	4.81	221,000	219,688
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,217,788)			1,217,788

U.S. Treasury Debt - 13.5%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 13.5%
U.S. Treasury Bills
11/5/24 to 1/30/25	4.56 to 5.30	16,121,575	16,036,276

TOTAL U.S. TREASURY DEBT (Cost $16,121,575)			16,036,276

Non-Negotiable Time Deposit - 8.7%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 8.7%
DNB Bank ASA
11/1/24	4.83	1,776,165	1,776,165
ING Bank NV
11/1/24 to 11/7/24	4.84 to 4.84	2,898,600	2,898,600
Mizuho Bank Ltd. Canada Branch
11/1/24	4.84	2,462,000	2,462,000
Royal Bank of Canada
11/1/24	4.83	1,489,000	1,489,000
Skandinaviska Enskilda Banken AB
11/1/24	4.83	1,705,929	1,705,929

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $10,331,694)			10,331,694

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $122,146,799)	122,146,799
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(3,465,835)
NET ASSETS - 100.0%	118,680,964

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $564,248,000 or 0.5% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$11,060,378,000 due 11/01/24 at 4.87%
BNY Mellon Capital Markets LLC	626,587
Bank of America, N.A.	94,714
Citigroup Global Markets, Inc.	499,881
Credit Agricole CIB New York Branch	264,786
HSBC Securities (USA), Inc.	113,480
ING Financial Markets LLC	49,775
JP Morgan Securities LLC	4,311,626
Mitsubishi UFJ Securities Holdings Ltd	392,665
Nomura Securities International	221,220
RBC Dominion Securities, Inc.	1,830,333
Royal Bank of Canada	437,770
Sumitomo Mitsui Banking Corp.	1,902,554
Wells Fargo Securities LLC	314,987
11,060,378
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including repurchase agreements of $63,939,378) - See accompanying schedule Unaffiliated issuers (cost $122,146,799):		$122,146,799
Cash		496,001
Receivable for fund shares sold		457,328
Interest receivable		108,346
Receivable for interfund loans		54,013
Prepaid expenses		129
Receivable from investment adviser for expense reductions		4,608
Other affiliated receivables		8
Other receivables		598
Total assets		123,267,830
Liabilities
Payable for investments purchased	$4,142,583
Payable for fund shares redeemed	345,083
Distributions payable	61,344
Accrued management fee	24,571
Other affiliated payables	10,797
Other payables and accrued expenses	2,488
Total liabilities		4,586,866
Net Assets		$118,680,964
Net Assets consist of:
Paid in capital		$118,680,752
Total accumulated earnings (loss)		212
Net Assets		$118,680,964

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($11,966,150 ÷ 11,965,512 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($106,714,814 ÷ 106,712,323 shares)		$1.00
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest (including $907 from affiliated interfund lending)		$3,057,942
Expenses
Management fee	$142,175
Transfer agent fees	60,677
Accounting fees and expenses	1,560
Custodian fees and expenses	394
Independent trustees' fees and expenses	142
Registration fees	2,580
Audit fees	27
Legal	29
Miscellaneous	151
Total expenses before reductions	207,735
Expense reductions	(28,538)
Total expenses after reductions		179,197
Net Investment income (loss)		2,878,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27
Total net realized gain (loss)		27
Net increase in net assets resulting from operations		$2,878,772
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,878,745	$4,853,836
Net realized gain (loss)	27	(13)
Net increase in net assets resulting from operations	2,878,772	4,853,823
Distributions to shareholders	(2,878,757)	(4,853,789)

Share transactions - net increase (decrease)	10,289,057	28,949,810
Total increase (decrease) in net assets	10,289,072	28,949,844

Net Assets
Beginning of period	108,391,892	79,442,048
End of period	$118,680,964	$108,391,892

Financial Highlights
Fidelity® Money Market Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.050	.029	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.050	.029	- B	- B	.016
Distributions from net investment income	(.025)	(.050)	(.029)	- B	- B	(.016)
Total distributions	(.025)	(.050)	(.029)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.51%	5.12%	2.94%	.01%	.02%	1.61%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.18%	.25%	.42%
Expenses net of all reductions	.42% G	.42%	.42%	.18%	.25%	.42%
Net investment income (loss)	4.91% G	5.01%	3.31%	.01%	.03%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$11,966	$11,291	$8,226	$3,683	$4,430	$6,093

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.051	.030	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.051	.030	- B	- B	.017
Distributions from net investment income	(.025)	(.051)	(.030)	- B	- B	(.017)
Total distributions	(.025)	(.051)	(.030)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.57%	5.25%	3.07%	.02%	.05%	1.73%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.17%	.23%	.30%
Expenses net of all reductions	.30% G	.30%	.30%	.17%	.23%	.30%
Net investment income (loss)	5.03% G	5.13%	3.43%	.02%	.05%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$106,715	$97,101	$71,216	$27,695	$35,060	$48,570

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$594

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$122,146,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13)
Long-term	(-)
Total capital loss carryforward	$(13)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity Money Market Fund	9,661.16
Premium Class	51,016.10
	60,677

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Money Market Fund	-A

A Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	23,237	5.41%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $28,538.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$290,093	$493,455
Premium Class	2,588,664	4,360,334
Total	$2,878,757	$4,853,789
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	6,673,046	13,830,447	$6,673,046	$13,830,447
Reinvestment of distributions	251,617	424,140	251,617	424,140
Shares redeemed	(6,249,388)	(11,189,861)	(6,249,388)	(11,189,861)
Net increase (decrease)	675,275	3,064,726	$675,275	$3,064,726
Premium Class
Shares sold	53,836,856	104,124,570	$53,836,854	$104,124,571
Reinvestment of distributions	2,241,917	3,704,454	2,241,917	3,704,454
Shares redeemed	(46,464,989)	(81,943,941)	(46,464,989)	(81,943,941)
Net increase (decrease)	9,613,784	25,885,083	$9,613,782	$25,885,084
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Premium Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of Premium Class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Premium Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Premium Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Premium Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's Premium Class ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.

In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. Additionally, the Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio was below the total expense asset size peer group median in 2023.
Other Contractual Expenses. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538241.127
SPM-SANN-1224
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Government Money Market Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 11.1%
	Maturity Amount ($)	Value ($)
In a joint trading account at 4.88% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations) #	3,455,468	3,455,000
With:
ABN AMRO Bank NV at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,214, 0.38% - 5.50%, 8/15/25 - 7/1/54)	1,000,136	1,000,000
Barclays Bank PLC at 4.86%, dated 10/10/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $1,023,030, 3.00%, 1/20/52)	1,003,915	1,000,000
BNP Paribas, SA at 4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,031,045, 0.00% - 6.50%, 11/15/25 - 11/1/54)	1,004,099	1,000,000
BofA Securities, Inc. at:
4.71%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $510,467, 2.50% - 6.00%, 2/20/25 - 7/1/54)	503,925	500,000
4.88%, dated 10/28/24 due 1/28/25 (Collateralized by U.S. Government Obligations valued at $1,020,554, 2.00% - 7.00%, 8/14/26 - 4/20/54) (c)(d)(e)	1,012,471	1,000,000
CIBC Bank U.S.A. at:
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $1,021,515, 0.13% - 6.26%, 10/15/25 - 7/1/54)	1,003,967	1,000,000
4.91%, dated 9/19/24 due 11/8/24 (Collateralized by U.S. Government Obligations valued at $1,042,525, 0.00% - 7.00%, 7/15/25 - 10/1/54)	1,006,819	1,000,000
Citigroup Global Capital Markets, Inc. at 4.83%, dated 10/23/24 due 12/24/24 (Collateralized by U.S. Government Obligations valued at $1,021,260, 4.10% - 6.00%, 9/30/25 - 1/15/64)	1,008,318	1,000,000
Ficc Bony Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,020,001, 7.00%, 1/1/54)	1,000,136	1,000,000
Pnc Bank NA (GOV REPO) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,020,138, 2.00%, 3/1/36)	1,000,136	1,000,000
RBC Financial Group at 4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Government Obligations valued at $1,034,353, 0.00% - 6.50%, 11/7/24 - 10/20/54)	1,006,750	1,000,000
TD Securities (U.S.A.) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Government Obligations valued at $1,020,515, 4.98%, 1/23/26)	1,000,136	1,000,000
Wells Fargo Securities, LLC at 5.17%, dated 8/26/24 due 11/26/24 (Collateralized by U.S. Government Obligations valued at $1,039,911, 2.70% - 2.85%, 4/25/25 - 6/25/25)	1,013,212	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $15,955,000)		15,955,000

U.S. Treasury Repurchase Agreement - 17.0%
	Maturity Amount ($)	Value ($)
With:
Credit AG at:
4.84%, dated:
10/8/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,023,320, 1.00%, 7/31/28)	1,004,168	1,000,000
10/11/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,962, 1.00%, 7/31/28)	1,003,764	1,000,000
4.85%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,980, 1.00%, 7/31/28)	1,002,829	1,000,000
FICC ACAFB Repo Program at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,053,977, 1.88%, 2/15/41)	2,000,269	2,000,000
4.86%, dated 11/1/24 due 11/4/24 (f)	2,000,810	2,000,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,670, 1.75%, 8/15/41)	1,000,135	1,000,000
Ficc Citi Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,140, 1.63% - 6.63%, 2/15/25 - 8/15/44)	1,000,136	1,000,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,450, 3.63%, 5/31/28)	1,000,135	1,000,000
4.87%, dated 11/1/24 due 11/4/24 (f)	1,000,406	1,000,000
4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,259, 1.63%, 5/15/31)	1,000,136	1,000,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,421, 2.25%, 8/15/49)	1,000,136	1,000,000
Ficc Nomura Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,144, 0.00% - 4.76%, 1/31/25 - 2/15/29)	1,000,136	1,000,000
Fixed Income Clearing Corp. - SSB at 4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,007, 1.38%, 11/15/31)	1,000,135	1,000,000
ING Financial Markets LLC at 4.85%, dated 10/25/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,011, 3.88%, 11/30/27)	1,000,943	1,000,000
Lloyds Bank Corp. Markets PLC at:
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,207, 3.75% - 4.50%, 11/15/25 - 11/15/43)	1,000,945	1,000,000
4.88%, dated 10/10/24 due 11/15/24 (Collateralized by U.S. Treasury Obligations valued at $511,260, 3.63% - 4.50%, 11/15/25 - 3/31/30)	502,440	500,000
Lloyds Bank PLC at 4.87%, dated 9/20/24 due 11/20/24 (Collateralized by U.S. Treasury Obligations valued at $1,024,898, 2.25% - 4.63%, 2/15/27 - 1/31/28)	1,008,252	1,000,000
MUFG Securities (Canada), Ltd. at 4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,025,947, 0.25% - 4.13%, 11/30/24 - 11/15/52)	1,006,750	1,000,000
MUFG Securities EMEA PLC at:
4.85%, dated 10/9/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $1,063,006, 4.25% - 4.88%, 6/30/29 - 10/31/30)	1,003,503	1,000,000
4.87%, dated:
9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,070,965, 3.75% - 4.88%, 10/31/30 - 11/15/43)	1,006,764	1,000,000
10/31/24 due 11/1/24
(Collateralized by U.S. Treasury Obligations valued at $1,019,628, 0.00% - 3.88%, 3/20/25 - 10/15/27)	1,000,135	1,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,019,922, 0.00%, 2/6/25)	1,000,135	1,000,000
RBC Dominion Securities at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,025,946, 0.50% - 5.00%, 11/30/24 - 8/15/53)	1,006,736	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $24,500,000)		24,500,000

U.S. Treasury Debt - 42.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 42.0%
U.S. Treasury Bills
11/5/24 to 4/24/25	4.36 to 5.31	57,000,000	56,530,933
U.S. Treasury Notes
3/31/25 to 6/30/25	4.26 to 4.45	4,000,000	3,980,279

TOTAL U.S. TREASURY DEBT (Cost $60,511,212)			60,511,212

U.S. Government Agency Debt - 27.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Federal Agencies - 27.2%
Federal Farm Credit Bank
12/10/24 to 10/23/26 (c)(d)	4.86 to 4.99	11,500,000	11,500,723
Federal Home Loan Bank
11/7/24 to 11/28/25 (c)	4.81 to 5.00	21,250,000	21,250,212
12/6/24 to 5/2/25	4.37 to 5.08	4,000,000	3,957,853
Freddie Mac
12/5/24	4.68	500,000	497,799
4/2/26 to 10/16/26 (c)(d)	4.92 to 4.95	2,000,000	2,000,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $39,206,587)			39,206,587

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $140,172,799)	140,172,799
NET OTHER ASSETS (LIABILITIES) - 2.7%	3,878,595
NET ASSETS - 100.0%	144,051,394

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$3,455,000 due 11/01/24 at 4.88%
Citigroup Global Markets, Inc.	198,000
ING Financial Markets LLC	59,000
Mitsubishi UFJ Securities Holdings Ltd	468,000
Nomura Securities International	264,000
RBC Dominion Securities, Inc.	461,000
Sumitomo Mitsui Banking Corp.	1,702,000
Wells Fargo Securities LLC	303,000
3,455,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $40,455,000) - See accompanying schedule Unaffiliated issuers (cost $140,172,799):		$140,172,799
Cash		1,000,047
Receivable for investments sold		494,388
Receivable for fund shares sold		12,647,773
Interest receivable		319,805
Total assets		154,634,812
Liabilities
Payable for investments purchased	$5,472,558
Payable for fund shares redeemed	4,918,198
Distributions payable	192,662
Total liabilities		10,583,418
Net Assets		$144,051,394
Net Assets consist of:
Paid in capital		$144,063,395
Total accumulated earnings (loss)		(12,001)
Net Assets		$144,051,394
Net Asset Value, offering price and redemption price per share ($144,051,394 ÷ 144,058,898 shares)		$1.00
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Interest		$3,527,391
Expenses
Independent trustees' fees and expenses	$169
Total expenses		169
Net Investment income (loss)		3,527,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	157
Total net realized gain (loss)		157
Net increase in net assets resulting from operations		$3,527,379
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,527,222	$6,179,662
Net realized gain (loss)	157	33
Net increase in net assets resulting from operations	3,527,379	6,179,695
Distributions to shareholders	(3,531,382)	(6,188,823)

Share transactions
Proceeds from sales of shares	2,823,894,858	5,108,978,900
Reinvestment of distributions	2,374,767	4,117,371
Cost of shares redeemed	(2,819,399,868)	(5,076,089,731)

Net increase (decrease) in net assets and shares resulting from share transactions	6,869,757	37,006,540
Total increase (decrease) in net assets	6,865,754	36,997,412

Net Assets
Beginning of period	137,185,640	100,188,228
End of period	$144,051,394	$137,185,640

Other Information
Shares
Sold	2,823,894,279	5,108,978,900
Issued in reinvestment of distributions	2,374,767	4,117,371
Redeemed	(2,819,399,868)	(5,076,089,731)
Net increase (decrease)	6,869,178	37,006,540

Financial Highlights
Fidelity Flex® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.027	.054	.031	.001	.002	.018
Net realized and unrealized gain (loss)	- B	- B	- B	- B	(.001)	- B
Total from investment operations	.027	.054	.031	.001	.001	.018
Distributions from net investment income	(.027)	(.054)	(.031)	(.001)	(.001)	(.018)
Total distributions	(.027)	(.054)	(.031)	(.001)	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.70%	5.49%	3.17%	.10%	.15%	1.81%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	.12%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	5.29% G	5.36%	3.15%	.10%	.14%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$144,051	$137,186	$100,188	$116,405	$98,979	$50,942

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$140,172,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(-)
Long-term	(119)
Total capital loss carryforward	$(119)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9881598.107
ZGY-SANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024